Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of future aggregate minimum lease payments
2023	$484,739
2024	469,120
2025 and thereafter	230,461
Total future minimum lease payments	$1,184,320
Less: imputed interest	(161,262)
Total operating lease liability	$1,023,058
Less: operating lease liability - current	461,161
Total operating lease liability – non current	$561,897